COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	1 Months Ended
	Oct. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 02, 2016 lawsuit
Commitments and contingencies
Future operating lease obligations		$ 34.5	$ 55.9
Commitments for capital expenditures		201.9	153.1
Future purchase commitments		$ 1,012.6	$ 935.0
Amount of damages claim	$ 1.6
Compania Minera Maricunga | Other regulatory matters
Commitments and contingencies
Number of lawsuits | lawsuit				2